19. INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 868.7	$ 851.6
Additions	8.2	5.7	$ 3.0
Reclassification from property, plant & equipment	1.0
Currency translation adjustments	27.9	11.4
Ending balance	905.8	868.7	851.6
Carrying amount	685.8	691.2
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(177.5)	(133.1)
Additions	(44.0)	(42.3)
Currency translation adjustments	1.5	(2.1)
Ending balance	(220.0)	(177.5)	(133.1)
Concession rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	514.1	511.9
Additions	2.7	0.0
Reclassification from property, plant & equipment	0.0
Currency translation adjustments	18.0	2.2
Ending balance	534.8	514.1	511.9
Carrying amount	345.9	366.0
Concession rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(148.1)	(110.7)
Additions	(39.2)	(38.4)
Currency translation adjustments	(1.6)	1.0
Ending balance	(188.9)	(148.1)	(110.7)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	317.9	312.3
Additions	0.0	0.0
Reclassification from property, plant & equipment	0.0
Currency translation adjustments	13.3	5.6
Ending balance	331.2	317.9	312.3
Carrying amount	331.2	317.9
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36.7	27.4
Additions	5.5	5.7
Reclassification from property, plant & equipment	1.0
Currency translation adjustments	(3.4)	3.6
Ending balance	39.8	36.7	27.4
Carrying amount	8.7	7.3
Other | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(29.4)	(22.4)
Additions	(4.8)	(3.9)
Currency translation adjustments	3.1	(3.1)
Ending balance	$ (31.1)	$ (29.4)	$ (22.4)